Quarterly Holdings Report
for
Fidelity® Disruptive Medicine ETF
August 31, 2026
DRM-NPRT1-1026
1.9907232.103
Common Stocks - 100.0%
	Shares	Value ($)
BELGIUM - 4.8%
Health Care - 4.8%
Biotechnology - 3.2%
Argenx SE ADR (a)	1,600	1,650,656
Pharmaceuticals - 1.6%
UCB SA	3,300	825,270
TOTAL BELGIUM		2,475,926
CANADA - 1.1%
Health Care - 1.1%
Biotechnology - 1.1%
Xenon Pharmaceuticals Inc (a)	9,266	557,998
CHINA - 0.7%
Health Care - 0.7%
Biotechnology - 0.7%
Zai Lab Ltd ADR (a)	15,273	388,850
DENMARK - 2.0%
Health Care - 2.0%
Biotechnology - 2.0%
Ascendis Pharma A/S (a)	3,865	1,016,650
FRANCE - 2.6%
Health Care - 2.6%
Life Sciences Tools & Services - 2.6%
Sartorius Stedim Biotech	5,800	1,320,450
NETHERLANDS - 1.3%
Health Care - 1.3%
Biotechnology - 0.8%
Newamsterdam Pharma Co NV (a)(b)	16,800	425,712
Pharmaceuticals - 0.5%
Pharvaris NV (a)	7,100	245,731
TOTAL NETHERLANDS		671,443
UNITED STATES - 87.5%
Health Care - 87.5%
Biotechnology - 39.2%
Alnylam Pharmaceuticals Inc (a)	5,000	1,203,450
Annexon Inc (a)	24,000	118,559
Caris Life Sciences Inc (a)	30,600	779,994
CG oncology Inc (a)	2,800	210,448
Climb Bio Inc (a)(b)	14,400	197,712
Cogent Biosciences Inc (a)	34,000	1,190,000
CytomX Therapeutics Inc (a)(b)	112,069	376,552
Dianthus Therapeutics Inc (a)	4,000	422,440
Disc Medicine Inc (a)	6,926	544,730
Insmed Inc (a)	7,775	947,151
Jade Biosciences Inc (a)	7,426	158,619
Janux Therapeutics Inc (a)	11,754	214,158
Kiniksa Pharmaceuticals International Plc Class A (a)(b)	12,000	943,560
Kymera Therapeutics Inc (a)(b)	8,500	1,009,885
Legend Biotech Corp ADR (a)	36,000	748,080
Mirum Pharmaceuticals Inc (a)(b)	2,191	214,828
Moderna Inc (a)	9,200	1,291,128
Natera Inc (a)	5,600	1,802,976
Olema Pharmaceuticals Inc (a)(b)	14,950	155,929
Oruka Therapeutics Inc (a)	6,000	555,720
Praxis Precision Medicines Inc (a)	1,000	350,300
Relay Therapeutics Inc (a)	24,000	441,120
Revolution Medicines Inc (a)	7,200	1,480,104
Roivant Sciences Ltd (a)	16,250	562,900
Spyre Therapeutics Inc (a)	2,600	232,258
Stoke Therapeutics Inc (a)	15,670	488,904
Twist Bioscience Corp (a)	5,000	695,000
Upstream Bio Inc (a)	24,900	164,838
Vaxcyte Inc (a)	15,571	945,783
Veracyte Inc (a)	12,021	519,187
Viking Therapeutics Inc (a)	5,422	177,733
Viridian Therapeutics Inc (a)(b)	31,100	720,276
Zenas Biopharma Inc (a)(b)	9,817	317,285
		20,181,607
Health Care Equipment & Supplies - 7.8%
Boston Scientific Corp (a)	12,185	588,536
Dexcom Inc (a)	4,000	364,240
Edwards Lifesciences Corp (a)	10,000	907,500
Intuitive Surgical Inc (a)	2,800	1,055,208
iRhythm Technologies Inc (a)	3,471	412,841
Kestra Medical Technologies Ltd (a)(b)	22,000	566,500
Outset Medical Inc (a)	34,000	129,879
		4,024,704
Health Care Providers & Services - 8.1%
Alignment Healthcare Inc (a)	22,200	297,480
BrightSpring Health Services Inc (a)	12,800	747,520
Guardant Health Inc (a)	4,975	791,125
LifeStance Health Group Inc (a)	124,900	1,543,764
UnitedHealth Group Inc	2,100	817,761
		4,197,650
Health Care Technology - 5.2%
HeartFlow Inc (a)	26,500	1,335,335
Veeva Systems Inc Class A (a)	3,000	857,070
Waystar Holding Corp (a)	18,000	471,240
		2,663,645
Life Sciences Tools & Services - 19.4%
10X Genomics Inc Class A (a)(b)	42,800	2,672,860
Bruker Corp	5,500	319,055
Danaher Corp	9,000	1,922,040
Illumina Inc (a)	6,800	1,452,684
Repligen Corp (a)	4,200	760,116
Thermo Fisher Scientific Inc	3,200	1,974,720
West Pharmaceutical Services Inc	2,600	886,886
		9,988,361
Pharmaceuticals - 7.8%
Alumis Inc (a)	18,800	410,028
Amylyx Pharmaceuticals Inc (a)	23,554	794,948
Axsome Therapeutics Inc (a)	2,752	546,327
Braveheart Bio Inc (b)	11,800	300,900
Definium Therapeutics Inc (a)	4,800	190,656
Eli Lilly & Co	395	456,908
Enliven Therapeutics Inc (a)	12,000	694,680
MBX Biosciences Inc (a)	7,000	431,200
Structure Therapeutics Inc ADR (a)	4,628	212,471
		4,038,118
TOTAL UNITED STATES		45,094,085
TOTAL COMMON STOCKS (Cost $38,530,722)		51,525,402

Money Market Funds - 4.6%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (c)	3.69	130,560	130,586
Fidelity Securities Lending Cash Central Fund (c)(d)	3.72	2,275,372	2,275,600
TOTAL MONEY MARKET FUNDS (Cost $2,406,186)			2,406,186

TOTAL INVESTMENT IN SECURITIES - 104.6% (Cost $40,936,908)	53,931,588
NET OTHER ASSETS (LIABILITIES) - (4.6)%	(2,388,791)
NET ASSETS - 100.0%	51,542,797

Legend

(a)	Non-income producing.
(b)	Security or a portion of the security is on loan at period end.
(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(d)	Investment made with cash collateral received from securities on loan.
At period end, the value of non-cash collateral for securities on loan amounted to $3,619,233.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Cash Central Fund	118,673	3,266,800	3,254,880	2,643	(7)	-	130,586	130,560
Fidelity Securities Lending Cash Central Fund	4,258,924	15,199,727	17,183,051	2,500	-	-	2,275,600	2,275,372
	4,377,597	18,466,527	20,437,931	5,143	(7)	-	2,406,186

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.
Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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